Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2013
Registrant Name	CHOU AMERICA MUTUAL FUNDS
Central Index Key	0001486174
Amendment Flag	false
Document Creation Date	Oct. 07, 2014
Document Effective Date	Oct. 07, 2014
Prospectus Date	May 01, 2014